UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04616

Putnam High Yield Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam High Yield Fund
Class A [PHYIX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class A shares of Putnam High Yield Fund returned 7.23%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.
Putnam High Yield Fund	PAGE 1	38919-ATSA-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class A	7.23	4.09	5.24
Class A (with sales charge)	2.94	3.25	4.81
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%
Putnam High Yield Fund	PAGE 2	38919-ATSA-0126

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 3	38919-ATSA-0126

Putnam High Yield Fund
Class C [PHYLX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class C shares of Putnam High Yield Fund returned 6.60%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.
Putnam High Yield Fund	PAGE 1	38919-ATSC-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class C	6.60	3.33	4.62
Class C (with sales charge)	5.61	3.33	4.62
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%
Putnam High Yield Fund	PAGE 2	38919-ATSC-0126

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 3	38919-ATSC-0126

Putnam High Yield Fund
Class M [PHYMX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$128	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class M shares of Putnam High Yield Fund returned 7.02%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.
Putnam High Yield Fund	PAGE 1	38919-ATSM-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,675 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class M 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class M	7.02	3.85	5.00
Class M (with sales charge)	3.55	3.17	4.65
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%
Putnam High Yield Fund	PAGE 2	38919-ATSM-0126

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 3	38919-ATSM-0126

Putnam High Yield Fund
Class R [PFJAX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$128	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class R shares of Putnam High Yield Fund returned 7.03%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.
Putnam High Yield Fund	PAGE 1	38919-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class R	7.03	3.85	5.00
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam High Yield Fund	PAGE 2	38919-ATSR-0126

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 3	38919-ATSR-0126

Putnam High Yield Fund
Class R6 [PHYUX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class R6 shares of Putnam High Yield Fund returned 7.64%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.
Putnam High Yield Fund	PAGE 1	38919-ATSR6-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.64	4.46	5.56
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%
Putnam High Yield Fund	PAGE 2	38919-ATSR6-0126

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 3	38919-ATSR6-0126

Putnam High Yield Fund
Class Y [PHAYX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class Y shares of Putnam High Yield Fund returned 7.66%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.
Putnam High Yield Fund	PAGE 1	38919-ATSY-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class Y	7.66	4.35	5.52
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam High Yield Fund	PAGE 2	38919-ATSY-0126

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam High Yield Fund	PAGE 3	38919-ATSY-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending November 30, 2024 and November 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $96,596 in November 30, 2024 and $72,231 in November 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in November 30, 2024 and $0 in November 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $8,144 in November 30, 2024 and $13,573 in November 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in November 30, 2024 and $0 in November 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $872,036 in November 30, 2024 and $1,557,011 in November 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
High Yield
Fund
Financial Statements and Other Important Information
Annual | November 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 31
Notes to Financial Statements 35
Report of Independent Registered Public Accounting Firm 47
Tax Information 48
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended November 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.45 $5.16 $5.06 $5.86 $5.85
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.31 0.29 0.26 0.25
Net realized and unrealized gains (losses) ........... 0.06 0.30 0.08 (0.81) 0.01
Total from investment operations .................... 0.37 0.61 0.37 (0.55) 0.26
Less distributions from:
Net investment income .......................... (0.43) (0.32) (0.27) (0.25) (0.25)
Net asset value, end of year ....................... $5.39 $5.45 $5.16 $5.06 $5.86
Total return
c
................................... 7.23% 12.15% 7.43% (9.47)% 4.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.00% 1.03% 1.05% 1.04% 1.01%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.99% 1.03%
d
1.05%
d
1.04%
d
1.01%
d
Net investment income ........................... 5.83% 5.79% 5.71% 4.76% 4.21%
Supplemental data
Net assets , end of year (000’s) ..................... $572,859 $600,103 $597,993 $641,771 $808,041
Portfolio turnover rate ............................ 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended November 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.21 $4.95 $4.86 $5.65 $5.65
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.26 0.24 0.21 0.20
Net realized and unrealized gains (losses) ........... 0.06 0.28 0.08 (0.78) 0.01
Total from investment operations .................... 0.32 0.54 0.32 (0.57) 0.21
Less distributions from:
Net investment income .......................... (0.39) (0.28) (0.23) (0.22) (0.21)
Net asset value, end of year ....................... $5.14 $5.21 $4.95 $4.86 $5.65
Total return
c
................................... 6.60% 11.27% 6.74% (10.30)% 3.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.76% 1.78% 1.80% 1.79% 1.76%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.74% 1.78%
d
1.80%
d
1.79%
d
1.76%
d
Net investment income ........................... 5.08% 5.04% 4.95% 3.99% 3.48%
Supplemental data
Net assets , end of year (000’s) ..................... $5,506 $6,185 $5,913 $8,543 $12,762
Portfolio turnover rate ............................ 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended November 30,
2025 2024 2023 2022 2021
Class M
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.41 $5.12 $5.03 $5.83 $5.82
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.29 0.28 0.24 0.23
Net realized and unrealized gains (losses) ........... 0.06 0.31 0.06 (0.80) 0.02
Total from investment operations .................... 0.36 0.60 0.34 (0.56) 0.25
Less distributions from:
Net investment income .......................... (0.42) (0.31) (0.25) (0.24) (0.24)
Net asset value, end of year ....................... $5.35 $5.41 $5.12 $5.03 $5.83
Total return
c
................................... 7.02% 11.99% 7.01% (9.72)% 4.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.25% 1.28% 1.30% 1.29% 1.26%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.24% 1.28%
d
1.30%
d
1.29%
d
1.26%
d
Net investment income ........................... 5.58% 5.54% 5.46% 4.51% 3.96%
Supplemental data
Net assets , end of year (000’s) ..................... $37,596 $39,389 $38,913 $40,762 $52,676
Portfolio turnover rate ............................ 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended November 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.41 $5.12 $5.03 $5.83 $5.82
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.29 0.28 0.24 0.23
Net realized and unrealized gains (losses) ........... 0.06 0.31 0.06 (0.80) 0.02
Total from investment operations .................... 0.36 0.60 0.34 (0.56) 0.25
Less distributions from:
Net investment income .......................... (0.42) (0.31) (0.25) (0.24) (0.24)
Net asset value, end of year ....................... $5.35 $5.41 $5.12 $5.03 $5.83
Total return .................................... 7.03% 11.99% 7.00% (9.72)% 4.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.25% 1.28% 1.30% 1.29% 1.26%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.24% 1.28%
c
1.30%
c
1.29%
c
1.26%
c
Net investment income ........................... 5.58% 5.54% 5.45% 4.54% 3.96%
Supplemental data
Net assets , end of year (000’s) ..................... $11,856 $12,156 $12,516 $16,371 $16,485
Portfolio turnover rate ............................ 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended November 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.83 $5.49 $5.38 $6.21 $6.19
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.35 0.33 0.29 0.29
Net realized and unrealized gains (losses) ........... 0.07 0.33 0.06 (0.85) 0.01
Total from investment operations .................... 0.42 0.68 0.39 (0.56) 0.30
Less distributions from:
Net investment income .......................... (0.45) (0.34) (0.28) (0.27) (0.28)
Net asset value, end of year ....................... $5.80 $5.83 $5.49 $5.38 $6.21
Total return .................................... 7.64% 12.75% 7.54% (9.07)% 4.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.64% 0.66% 0.68% 0.68% 0.66%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.63% 0.66%
c
0.68%
c
0.68%
c
0.66%
c
Net investment income ........................... 6.19% 6.16% 6.08% 5.14% 4.55%
Supplemental data
Net assets , end of year (000’s) ..................... $9,484 $18,229 $19,992 $17,597 $18,888
Portfolio turnover rate ............................ 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended November 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.86 $5.52 $5.40 $6.24 $6.21
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.35 0.32 0.29 0.28
Net realized and unrealized gains (losses) ........... 0.08 0.32 0.08 (0.87) 0.01
Total from investment operations .................... 0.43 0.67 0.40 (0.58) 0.29
Less distributions from:
Net investment income .......................... (0.45) (0.33) (0.28) (0.26) (0.26)
Net asset value, end of year ....................... $5.84 $5.86 $5.52 $5.40 $6.24
Total return .................................... 7.66% 12.50% 7.56% (9.34)% 4.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.75% 0.78% 0.80% 0.79% 0.76%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.74% 0.78%
c
0.80%
c
0.79%
c
0.76%
c
Net investment income ........................... 6.08% 6.03% 5.95% 5.00% 4.46%
Supplemental data
Net assets , end of year (000’s) ..................... $230,588 $262,025 $215,296 $223,351 $251,589
Portfolio turnover rate ............................ 45% 47% 39% 28% 48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Schedule of Investments, November 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Commercial Services & Supplies 0.1%
GFL Environmental, Inc. .............................. United States 26,825 $ 1,219,733
Diversified Telecommunication Services 0.0%
†
a
Altice France SA .................................... France 19,625 358,805
Hotels, Restaurants & Leisure 0.3%
a
Viking Holdings Ltd. ................................. United States 34,900 2,330,622
Total Common Stocks (Cost $ 1,955,250 ) .....................................
3,909,160
Convertible Preferred Stocks 0.9%
Aerospace & Defense 0.4%
Boeing Co. (The) , 6% ................................ United States 49,749 3,145,132
Banks 0.0%
†
Bank of America Corp. , L , 7.25% ........................ United States 141 176,567
Capital Markets 0.0%
†
Ares Management Corp. , B , 6.75% ...................... United States 633 31,429
Electric Utilities 0.3%
NextEra Energy, Inc. , 7.299% .......................... United States 44,555 2,410,871
Financial Services 0.2%
Apollo Global Management, Inc. , 6.75% .................. United States 22,495 1,556,204
Semiconductors & Semiconductor Equipment 0.0%
†
Microchip Technology, Inc. , 7.5% ........................ United States 798 40,977
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , 7.625% .................. United States 413 25,259
Total Convertible Preferred Stocks (Cost $ 6,113,262 ) ..........................
7,386,439
Preferred Stocks 0.1%
Electric Utilities 0.0%
†
SCE Trust VII , 7.5% , M ............................... United States 10,000 247,300
Financial Services 0.1%
Jackson Financial, Inc. , 8% ............................ United States 10,000 261,800
Insurance 0.0%
†
Allstate Corp. (The) , 7.375% , J ......................... United States 8,000 212,320
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
PennyMac Mortgage Investment Trust , 8.125% , A ........... United States 4,000 97,100
Total Preferred Stocks (Cost $ 806,000 ) .......................................
818,520
Principal
Amount
*
Convertible Bonds 2.0%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 34,000 39,874
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 4,000 9,534
b
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 29,000 28,034
77,442

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 28,000 $ 31,225
Biotechnology 0.0%
†
c
Alnylam Pharmaceuticals, Inc. ,
Senior Note , 1% , 9/15/27 ........................... United States 14,000 22,874
b
Senior Note , 144A, Zero Cpn., 9/15/28 ................. United States 42,000 41,869
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 70,000 85,902
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 32,000 44,098
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 30,000 32,727
227,470
Broadline Retail 0.0%
†
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 23,000 22,983
Capital Markets 0.1%
b
Galaxy Digital Holdings LP , Senior Note , 144A, 0.5% , 5/01/31 .. United States 242,000 202,086
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 27,000 26,760
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 29,000 29,134
257,980
Communications Equipment 0.0%
†
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 66,000 125,658
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 20,000 23,774
Consumer Staples Distribution & Retail 0.3%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 1,491,000 2,251,261
Electric Utilities 0.1%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 108,000 141,817
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 73,000 82,554
Southern Co. (The) ,
Senior Note , 3.875% , 12/15/25 ....................... United States 32,000 35,222
Senior Note , 4.5% , 6/15/27 .......................... United States 42,000 45,936
305,529
Electrical Equipment 0.0%
†
b
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 85,000 80,028
Electronic Equipment, Instruments & Components 0.0%
†
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 29,000 28,423
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 66,000 68,306
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 42,000 42,352
139,081
Energy Equipment & Services 0.1%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 1,000,000 808,100
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 53,000 66,134
Live Nation Entertainment, Inc. ,
Senior Note , 3.125% , 1/15/29 ........................ United States 1,234,000 1,697,367

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Entertainment (continued)
Live Nation Entertainment, Inc., (continued)
b
Senior Note , 144A, 2.875% , 1/15/30 ................... United States 59,000 $ 59,737
1,823,238
Financial Services 0.0%
†
b
Affirm Holdings, Inc. , Senior Note , 144A, 0.75% , 12/15/29 ..... United States 35,000 37,555
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 38,000 34,103
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 43,000 42,404
114,062
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 1,544,000 1,701,764
Ground Transportation 0.0%
†
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 61,000 82,860
Health Care Equipment & Supplies 0.0%
†
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 23,000 21,004
Health Care REITs 0.4%
b
Welltower OP LLC ,
Senior Note , 144A, 2.75% , 5/15/28 .................... United States 1,357,000 2,979,461
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 37,000 61,475
3,040,936
Hotels, Restaurants & Leisure 0.0%
†
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 40,000 39,525
b
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 34,000 34,340
73,865
IT Services 0.0%
†
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 60,000 66,053
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 71,000 118,063
184,116
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 49,000 54,730
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 25,000 24,752
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 37,000 41,253
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 42,000 41,733
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 41,000 46,784
Semiconductors & Semiconductor Equipment 0.0%
†
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 36,000 34,740
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 33,000 41,620
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 29,000 35,171
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 45,000 41,885

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Semtech Corp. , Senior Note , 144A, Zero Cpn., 10/15/30 ...... United States 56,000 $ 59,022
212,438
Software 0.3%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 49,000 47,825
b
Commvault Systems, Inc. , Senior Note , 144A, Zero Cpn., 9/15/30 United States 29,000 25,335
b
Datadog, Inc. , Senior Note , 144A, Zero Cpn., 12/01/29 ....... United States 35,000 37,122
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 1,899,000 2,178,431
b
IREN Ltd. , Senior Note , 144A, Zero Cpn., 7/01/31 ........... Australia 21,000 18,630
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 51,000 47,807
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 29,000 29,114
RingCentral, Inc. , Senior Note , Zero Cpn., 3/15/26 ...........
United States 62,000 60,915
b
Rubrik, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 .......... United States 40,000 37,762
b
Terawulf, Inc. , Senior Note , 144A, Zero Cpn., 5/01/32 ........ United States 39,000 39,715
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 26,000 26,680
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 20,000 20,272
2,569,608
Specialty Retail 0.0%
†
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 42,000 76,486
Technology Hardware, Storage & Peripherals 0.3%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 780,000 2,624,490
Total Convertible Bonds (Cost $ 12,914,914 ) ..................................
17,084,650
Corporate Bonds 88.5%
Aerospace & Defense 3.6%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 485,000 486,355
Senior Note , 5.875% , 12/01/27 ....................... United States 2,260,000 2,265,284
Senior Note , 4.875% , 10/01/29 ....................... United States 580,000 579,297
Senior Note , 7.25% , 8/15/30 ......................... United States 2,060,000 2,182,993
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,620,000 1,673,897
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 1,235,000 1,285,304
Boeing Co. (The) , Senior Bond , 5.875% , 2/15/40 ............
United States 1,315,000 1,375,613
b
Bombardier, Inc. ,
Senior Note , 144A, 7.875% , 4/15/27 ................... Canada 62,000 62,222
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 1,675,000 1,810,414
Senior Note , 144A, 7.25% , 7/01/31 .................... Canada 755,000 805,150
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 105,000 110,762
Efesto Bidco SpA Efesto US LLC ,
b
XR , Senior Secured Note , 144A, 7.5% , 2/15/32 ........... Italy 3,340,000 3,403,994
Spirit AeroSystems, Inc. ,
b
Secured Note , 144A, 9.75% , 11/15/30 .................. United States 3,130,000 3,433,178
Senior Bond , 4.6% , 6/15/28 .......................... United States 3,350,000 3,370,093
b
Senior Secured Note , 144A, 9.375% , 11/30/29 ........... United States 699,000 734,943
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 1,800,000 1,877,875
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 440,000 461,844
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 2,705,000 2,768,132
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 575,000 596,585

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
TransDigm, Inc., (continued)
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 2,035,000 $ 2,127,612
31,411,547
Automobile Components 1.7%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 3,415,000 3,591,945
b
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 1,685,000 1,696,616
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 1,725,000 1,775,663
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 2,510,000 2,116,232
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 1,990,000 2,027,575
b ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 1,540,000 1,610,631
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 1,565,000 1,636,689
14,455,351
Automobiles 0.3%
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 2,355,000 2,490,740
Banks 2.0%
e
Banco Bilbao Vizcaya Argentaria SA ,
Junior Sub. Bond , 6.125% to 11/15/27, FRN thereafter ,
Perpetual ....................................... Spain 600,000 605,434
Junior Sub. Bond , 9.375% to 3/18/29, FRN thereafter ,
Perpetual ....................................... Spain 200,000 223,427
e
Banco Santander SA ,
Junior Sub. Bond , 4.75% to 11/11/26, FRN thereafter ,
Perpetual ....................................... Spain 200,000 197,781
Junior Sub. Bond , 9.625% to 11/20/33, FRN thereafter ,
Perpetual ....................................... Spain 200,000 241,596
Junior Sub. Bond , 8% to 1/31/34, FRN thereafter , Perpetual . Spain 200,000 222,205
e
Bank of America Corp. ,
Junior Sub. Bond , 6.625% to 4/30/30, FRN thereafter ,
Perpetual ....................................... United States 400,000 415,243
RR , Junior Sub. Bond , 4.375% to 1/26/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 444,166
Bank of Montreal , Junior Sub. Bond , 7.7% to 5/25/29, FRN
thereafter , 5/26/84 ................................. Canada 200,000 212,915
Bank of Nova Scotia (The) ,
Junior Sub. Bond , 8.625% to 10/26/27, FRN thereafter ,
10/27/82 ........................................ Canada 300,000 318,777
Junior Sub. Bond , 7.35% to 4/26/30, FRN thereafter , 4/27/85 . Canada 200,000 207,598
2 , Junior Sub. Bond , 3.625% to 10/26/26, FRN thereafter ,
10/27/81 ........................................ Canada 100,000 96,550
e
Barclays plc ,
Junior Sub. Bond , 6.125% to 12/14/25, FRN thereafter ,
Perpetual ....................................... United Kingdom 200,000 200,301
Junior Sub. Bond , 8% to 3/14/29, FRN thereafter , Perpetual . United Kingdom 200,000 212,245
Junior Sub. Bond , 7.625% to 3/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 200,000 211,248
b ,e
BNP Paribas SA ,
Junior Sub. Bond , 144A, 7.75% to 8/15/29, FRN thereafter ,
Perpetual ....................................... France 200,000 211,525
Junior Sub. Bond , 144A, 7.375% to 9/09/34, FRN thereafter ,
Perpetual ....................................... France 200,000 207,627

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b,e
BNP Paribas SA, (continued)
Junior Sub. Bond , 144A, 7.45% to 6/26/35, FRN thereafter ,
Perpetual ....................................... France 200,000 $ 208,695
e
Citigroup, Inc. ,
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 100,000 102,603
DD , Junior Sub. Bond , 7% to 8/14/34, FRN thereafter ,
Perpetual ....................................... United States 200,000 212,512
FF , Junior Sub. Bond , 6.95% to 2/14/30, FRN thereafter ,
Perpetual ....................................... United States 50,000 51,236
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 100,000 102,442
W , Junior Sub. Bond , 4% to 12/09/25, FRN thereafter ,
Perpetual ....................................... United States 490,000 491,485
e ,f
Citizens Financial Group, Inc. , C , Junior Sub. Bond , FRN ,
7.353% , ( 3-month SOFR + 3.419% ), Perpetual ............ United States 320,000 321,092
b ,e
Cooperatieve Rabobank UA , Junior Sub. Bond , Reg S, 6.5% ,
Perpetual ........................................ Netherlands 120,000 EUR 158,850
b ,e
Credit Agricole SA ,
Junior Sub. Bond , 144A, 4.75% to 3/22/29, FRN thereafter ,
Perpetual ....................................... France 450,000 433,920
Junior Sub. Bond , 144A, 6.7% to 9/22/34, FRN thereafter ,
Perpetual ....................................... France 200,000 202,710
e
HSBC Holdings plc ,
Junior Sub. Bond , 7.05% to 6/04/30, FRN thereafter , Perpetual United Kingdom 250,000 259,565
Junior Sub. Bond , 6.95% to 3/10/34, FRN thereafter , Perpetual United Kingdom 750,000 790,188
e
Huntington Bancshares, Inc. , G , Junior Sub. Bond , 4.45% to
10/14/27, FRN thereafter , Perpetual .................... United States 250,000 244,977
e
ING Groep NV ,
Junior Sub. Bond , 5.75% to 11/15/26, FRN thereafter ,
Perpetual ....................................... Netherlands 540,000 542,868
Junior Sub. Bond , 7% to 11/15/32, FRN thereafter , Perpetual . Netherlands 300,000 310,186
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 425,000 405,449
e
JPMorgan Chase & Co. ,
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 400,000 396,620
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 300,000 310,151
e
Lloyds Banking Group plc , Junior Sub. Bond , 6.625% to 9/26/35,
FRN thereafter , Perpetual ........................... United Kingdom 400,000 397,746
e
Mitsubishi UFJ Financial Group, Inc. , Junior Sub. Bond , 8.2% to
1/14/29, FRN thereafter , Perpetual ..................... Japan 550,000 606,062
e
NatWest Group plc , Junior Sub. Bond , 8.125% to 11/09/33, FRN
thereafter , Perpetual ............................... United Kingdom 200,000 224,012
e
PNC Financial Services Group, Inc. (The) ,
V , Junior Sub. Bond , 6.2% to 9/14/27, FRN thereafter ,
Perpetual ....................................... United States 450,000 457,784
W , Junior Sub. Bond , 6.25% to 3/14/30, FRN thereafter ,
Perpetual ....................................... United States 350,000 360,149
b ,e
Societe Generale SA ,
Junior Sub. Bond , 144A, 4.75% to 5/25/26, FRN thereafter ,
Perpetual ....................................... France 1,665,000 1,661,700
Junior Sub. Bond , 144A, 9.375% to 11/21/27, FRN thereafter ,
Perpetual ....................................... France 200,000 213,581
Junior Sub. Bond , 144A, 10% to 5/13/29, FRN thereafter ,
Perpetual ....................................... France 205,000 226,245

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
e
Sumitomo Mitsui Financial Group, Inc. , Junior Sub. Bond , 6.45%
to 6/04/35, FRN thereafter , Perpetual ................... Japan 300,000 $ 304,727
Toronto-Dominion Bank (The) ,
Junior Sub. Bond , 8.125% to 10/30/27, FRN thereafter ,
10/31/82 ........................................ Canada 550,000 579,866
Junior Sub. Bond , 6.35% to 10/30/30, FRN thereafter , 10/31/85 Canada 200,000 202,405
e
Truist Financial Corp. , M , Junior Sub. Bond , 5.125% to 12/14/27,
FRN thereafter , Perpetual ........................... United States 570,000 565,983
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 650,000 631,604
e
Wells Fargo & Co. ,
Junior Sub. Bond , 6.85% to 9/14/29, FRN thereafter , Perpetual United States 1,000,000 1,048,481
BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN thereafter ,
Perpetual ....................................... United States 425,000 423,358
17,677,890
Biotechnology 1.4%
b ,g
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 2,720,000 2,850,430
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 2,720,000 2,798,624
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 5,350,000 EUR 6,148,719
11,797,773
Broadline Retail 1.0%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 1,210,000 1,325,890
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,090,000 3,222,088
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 1,170,000 1,249,883
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 2,675,000 2,736,132
8,533,993
Building Products 2.8%
b
Builders FirstSource, Inc. ,
Senior Bond , 144A, 6.375% , 3/01/34 ................... United States 1,150,000 1,197,572
Senior Bond , 144A, 6.75% , 5/15/35 .................... United States 1,015,000 1,071,782
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 2,145,000 1,795,494
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 660,000 EUR 800,717
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 245,000 248,471
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 1,035,000 1,061,746
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,350,000 2,402,118
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 2,480,000 2,348,125
b
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 775,000 807,633
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 1,550,000 1,610,791
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,125,000 2,257,216
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 2,645,000 2,730,910
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 2,305,000 2,365,817
b
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 2,225,000 2,159,269

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Industries, Inc., (continued)
Senior Note , Reg S, 2.25% , 11/21/26 .................. United States 1,087,633 EUR $ 1,255,081
24,112,742
Capital Markets 1.3%
b
Ares Finance Co. III LLC , Senior Bond , 144A, 4.125% to 6/29/26,
FRN thereafter , 6/30/51 ............................. United States 500,000 490,114
Deutsche Bank AG , Sub. Bond , 3.729% to 10/13/30, FRN
thereafter , 1/14/32 ................................. Germany 1,360,000 1,290,916
e
Goldman Sachs Group, Inc. (The) , Junior Sub. Bond , 6.85% to
2/09/30, FRN thereafter , Perpetual ..................... United States 250,000 259,595
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 6,316,000 6,430,610
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 70,000 73,269
e
Morgan Stanley , M , Junior Sub. Bond , 5.875% , Perpetual ..... United States 760,000 765,116
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 1,570,000 1,626,424
b ,e
UBS Group AG ,
Junior Sub. Bond , 144A, 7% to 2/09/30, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 204,620
Junior Sub. Bond , 144A, 9.25% to 11/12/33, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 234,503
Junior Sub. Bond , 144A, 7.125% to 8/09/34, FRN thereafter ,
Perpetual ....................................... Switzerland 200,000 205,163
11,580,330
Chemicals 1.9%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 930,000 949,978
Cerdia Finanz GmbH ,
b
Senior Secured Note , 144A, 9.375% , 10/03/31 ........... Germany 2,040,000 2,115,949
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 2,230,000 1,738,057
b
Olympus Water US Holding Corp. , Senior Secured Note , Reg S,
3.875% , 10/01/28 .................................. United States 730,000 EUR 841,279
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,910,000 1,973,290
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 1,840,000 1,849,605
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 2,396,000 2,387,270
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 3,495,000 3,516,816
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 1,435,000 1,352,163
16,724,407
Commercial Services & Supplies 1.8%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 2,830,000 2,981,906
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 1,685,000 1,733,163
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 685,000 719,985
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 6,455,000 6,641,162
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 920,000 989,904
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 1,850,000 1,928,819
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 925,000 972,717
15,967,656
Communications Equipment 0.4%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 1,265,000 1,271,116

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 1,895,000 $ 1,798,950
3,070,066
Construction & Engineering 0.3%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 2,745,000 2,886,554
Construction Materials 0.1%
b ,e
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 9/09/30, FRN
thereafter , Perpetual ............................... Mexico 1,110,000 1,151,625
Consumer Finance 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 1,210,000 1,269,709
Ally Financial, Inc. ,
e
B , Junior Sub. Bond , 4.7% to 5/14/26, FRN thereafter ,
Perpetual ....................................... United States 400,000 392,085
Senior Bond , 8% , 11/01/31 .......................... United States 2,473,000 2,815,502
e
American Express Co. , Junior Sub. Bond , 3.55% to 9/14/26, FRN
thereafter , Perpetual ............................... United States 250,000 245,778
e
Capital One Financial Corp. , M , Junior Sub. Bond , 3.95% to
8/31/26, FRN thereafter , Perpetual ..................... United States 250,000 246,633
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 1,240,000 1,306,682
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 3,710,000 3,951,565
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 5,255,000 5,470,681
e
General Motors Financial Co., Inc. , A , Junior Sub. Bond , 5.75% to
9/29/27, FRN thereafter , Perpetual ..................... United States 285,000 282,397
b ,f
ILFC E-Capital Trust II , Junior Sub. Bond , 144A, FRN , 6.52% ,
12/21/65 ........................................ United States 340,000 289,996
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 829,000 828,387
Senior Note , 7.5% , 5/15/31 .......................... United States 2,150,000 2,260,587
Senior Note , 7.125% , 11/15/31 ....................... United States 2,140,000 2,231,566
Senior Note , 6.5% , 3/15/33 .......................... United States 1,490,000 1,498,434
23,090,002
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 535,000 564,347
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 1,730,000 1,765,463
2,329,810
Containers & Packaging 2.0%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , Reg S, 3% , 9/01/29 ...................... United States 1,115,000 EUR 1,218,399
Senior Note , 144A, 4% , 9/01/29 ...................... United States 1,730,000 1,611,468
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 2,585,000 2,610,486
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 2,365,000 2,368,354
b
Graphic Packaging International LLC , Senior Note , Reg S,
2.625% , 2/01/29 ................................... United States 1,135,000 EUR 1,279,087
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 2,170,000 2,043,869
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 2,195,000 2,132,697

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 3,980,000 $ 3,762,829
17,027,189
Distributors 0.3%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 2,445,000 2,565,644
Diversified Telecommunication Services 4.2%
b
Altice Financing SA , Senior Secured Note , 144A, 5% , 1/15/28 .. Luxembourg 1,515,000 1,014,103
b
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 866,362 854,608
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 1,440,087 1,402,579
Senior Secured Note , 144A, 6.875% , 7/15/32 ............ France 1,031,934 1,006,878
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 5,695,000 5,502,791
Bell Telephone Co. of Canada or Bell Canada , Senior Bond , 7%
to 9/14/35, FRN thereafter , 9/15/55 ..................... Canada 150,000 157,934
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 3,742,000 3,708,575
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 7,000,000 6,673,045
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 4,780,000 4,396,764
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 2,240,000 2,278,505
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 1,565,000 1,637,643
TELUS Corp. , Junior Sub. Bond , 7% to 10/14/35, FRN thereafter ,
10/15/55 ........................................ Canada 210,000 219,365
b
Virgin Media Finance plc , Senior Bond , 144A, 5% , 7/15/30 .... United Kingdom 3,060,000 2,711,247
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,490,000 1,390,572
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 3,010,000 3,114,508
36,069,117
Electric Utilities 2.8%
American Electric Power Co., Inc. ,
Junior Sub. Bond , 3.875% to 2/14/27, FRN thereafter , 2/15/62 United States 400,000 390,658
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 100,000 99,375
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 100,000 100,128
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 4,035,000 4,038,083
Duke Energy Corp. , Junior Sub. Bond , 3.25% to 1/14/27, FRN
thereafter , 1/15/82 ................................. United States 425,000 411,647
Emera, Inc. , 16-A , Junior Sub. Bond , 6.75% to 6/14/26, FRN
thereafter , 6/15/76 ................................. Canada 450,000 453,682
Entergy Corp. , Junior Sub. Bond , 6.1% to 6/14/36, FRN
thereafter , 6/15/56 ................................. United States 200,000 201,340
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 6.375% to 8/14/30, FRN thereafter , 8/15/55 ... United States 165,000 171,433
Senior Bond , 5.65% to 4/30/29, FRN thereafter , 5/01/79 .... United States 650,000 658,489
Senior Bond , 3.8% to 3/14/27, FRN thereafter , 3/15/82 ..... United States 250,000 245,440
b
NRG Energy, Inc. ,
e
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 2,285,000 2,495,112
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 2,395,000 2,469,614
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 3,995,000 4,059,787

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
NRG Energy, Inc., (continued)
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 665,000 $ 738,275
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 1,650,000 1,707,567
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 430,000 426,196
Southern Co. (The) , 21-A , Junior Sub. Bond , 3.75% to 9/14/26,
FRN thereafter , 9/15/51 ............................. United States 500,000 494,237
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 5% , 7/31/27 ...................... United States 1,430,000 1,435,473
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 2,150,000 2,285,054
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 1,420,000 1,494,378
24,375,968
Electrical Equipment 0.4%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 1,720,000 EUR 1,925,540
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 1,810,000 1,836,623
3,762,163
Electronic Equipment, Instruments & Components 0.6%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 2,275,000 2,185,989
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 3,316,000 3,215,142
5,401,131
Energy Equipment & Services 2.0%
b
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 835,000 858,502
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 1,830,000 1,909,382
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 1,475,000 1,505,605
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 3,525,000 3,444,580
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 415,769 428,557
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 2,900,000 2,599,409
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 2,838,750 2,961,813
b
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 375,000 391,162
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 1,055,000 1,076,915
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 2,170,000 2,222,369
17,398,294
Entertainment 1.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 4,885,000 5,089,882
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 1,725,000 GBP 2,300,909
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 3,965,000 3,175,132
10,565,923
Financial Services 4.4%
Apollo Global Management, Inc. , Senior Bond , 6% to 12/14/34,
FRN thereafter , 12/15/54 ............................ United States 250,000 245,724
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 2,180,000 2,316,741
e
Corebridge Financial, Inc. , Junior Sub. Bond , 6.875% to 11/30/30,
FRN thereafter , Perpetual ........................... United States 300,000 306,985
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 2,405,000 2,438,540

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
CrossCountry Intermediate HoldCo LLC, (continued)
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 3,620,000 $ 3,663,138
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,875,000 2,082,849
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 3,475,000 3,653,406
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 2,875,000 3,045,686
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 2,275,000 2,381,950
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 1,995,000 2,056,299
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 1,280,000 1,329,336
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 5,850,000 5,985,544
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 3,110,000 3,228,025
b
Rocket Cos., Inc. ,
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 2,260,000 2,378,790
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 2,530,000 2,652,498
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 565,000 EUR 679,714
38,445,225
Food Products 0.5%
b ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 894,989 938,777
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 2,270,000 2,371,303
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 785,000 793,201
4,103,281
Ground Transportation 0.6%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 1,435,000 1,502,961
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 3,475,000 3,642,457
5,145,418
Health Care Equipment & Supplies 0.6%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 780,000 814,125
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
b,f
Senior Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR
+ 7.75% ), 1/15/31 ................................. United States 1,340,000 EUR 1,580,358
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 380,000 398,293
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 1,385,000 1,389,482
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 1,455,000 1,413,547
5,595,805
Health Care Providers & Services 4.0%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 3,865,000 3,654,494
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 3,050,000 3,298,194
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 2,015,000 2,145,429
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 2,045,000 2,143,622
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 3,598,000 3,786,751

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 5,415,000 $ 5,639,143
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 415,000 431,584
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 6,955,000 6,789,678
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 1,620,000 1,673,797
Senior Secured Note , 6.125% , 6/15/30 ................. United States 4,725,000 4,835,523
34,398,215
Health Care REITs 0.6%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 4,530,000 4,791,535
Health Care Technology 1.0%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 2,880,000 2,863,015
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 5,310,000 5,560,712
8,423,727
Hotel & Resort REITs 0.7%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 635,000 655,612
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 3,040,000 3,153,444
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 1,230,000 1,279,087
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 755,000 774,816
5,862,959
Hotels, Restaurants & Leisure 6.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 2,345,000 2,236,736
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 3,400,000 3,315,197
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 1,065,000 1,008,660
Senior Note , 144A, 6% , 10/15/32 ..................... United States 2,440,000 2,329,933
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 1,282,000 1,327,970
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 2,690,000 2,714,188
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,495,000 1,537,446
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 2,380,000 2,452,426
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 2,155,000 2,211,812
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 1,155,000 1,190,475
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 2,199,000 2,217,513
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 3,110,000 2,902,829
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 635,000 641,753
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 1,930,000 1,947,405
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 4,105,000 4,210,150
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.5% ,
9/01/31 ......................................... United States 440,000 461,335
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 2,715,000 2,825,441
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 1,345,000 1,427,970
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 1,420,000 1,442,117
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 960,000 949,265

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 2,264,000 $ 2,279,119
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 1,550,000 1,574,550
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 1,665,000 1,702,232
Senior Note , 144A, 6% , 2/01/33 ...................... United States 3,760,000 3,872,517
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 2,215,000 1,957,440
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 4,585,000 4,956,683
55,693,162
Household Durables 1.4%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 1,595,000 1,604,594
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 840,000 865,115
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 1,265,000 1,303,564
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 2,145,000 2,236,072
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 861,000 829,550
Senior Note , 6.625% , 5/15/32 ........................ United States 1,743,000 1,645,640
b
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 1,759,000 1,768,425
Senior Note , 144A, 5.75% , 11/15/32 ................... United States 280,000 288,777
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,860,000 1,834,635
12,376,372
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 950,000 905,008
Independent Power and Renewable Electricity Producers 1.4%
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 1,885,000 1,890,278
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 3,400,000 3,517,335
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 3,400,000 3,466,467
b ,e
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 1,173,000 1,203,349
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 2,215,000 2,248,617
12,326,046
Insurance 1.8%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 1,515,000 1,589,997
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 2,605,000 2,707,095
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 3,195,000 3,170,678
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 795,000 822,884
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 3,400,000 3,535,745
Athene Holding Ltd. , Junior Sub. Bond , 6.875% to 6/27/35, FRN
thereafter , 6/28/55 ................................. United States 250,000 245,777
b
Beacon Funding Trust , Senior Bond , 144A, 6.266% , 8/15/54 ... United States 300,000 307,385
b ,f
Hartford Insurance Group, Inc. (The) , Junior Sub. Bond , 144A,
FRN , 6.238% , ( 3-month SOFR + 2.387% ), 2/12/47 ......... United States 550,000 522,216

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 1,000,000 $ 1,047,514
b
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.125% to
12/14/26, FRN thereafter , 12/15/51 ..................... United States 300,000 294,258
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 325,000 217,256
b
MetLife, Inc. , Junior Sub. Bond , 144A, 9.25% , 4/08/38 ........ United States 350,000 420,414
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 214,898
Prudential Financial, Inc. ,
Junior Sub. Bond , 3.7% to 9/30/30, FRN thereafter , 10/01/50 . United States 520,000 486,839
Junior Sub. Bond , 5.125% to 2/27/32, FRN thereafter , 3/01/52 United States 100,000 99,416
Junior Sub. Bond , 6.5% to 3/14/34, FRN thereafter , 3/15/54 .. United States 200,000 210,847
15,893,219
IT Services 0.9%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 5,200,000 4,745,444
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,865,000 1,948,332
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 1,295,000 1,228,737
7,922,513
Machinery 0.4%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 800,000 854,708
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 1,400,000 1,392,058
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 1,280,000 1,307,908
3,554,674
Media 6.4%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 890,000 891,025
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 795,000 838,334
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 3,415,000 3,597,655
b
CSC Holdings LLC ,
Senior Bond , 144A, 5.375% , 2/01/28 ................... United States 4,200,000 3,047,651
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 2,110,000 1,488,692
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,745,000 1,728,245
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 374,000 374,402
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 940,000 934,505
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 2,230,000 2,170,838
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 3,125,000 3,448,250
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 4,220,000 4,256,056
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 2,880,000 2,987,453
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 2,460,000 1,852,379
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 845,000 847,121
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 2,265,000 2,295,127
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 2,833,000 2,940,152
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 2,310,000 2,292,590
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 2,345,000 2,284,808

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global , Senior Bond , 6.375% to 3/29/27, FRN
thereafter , 3/30/62 ................................. United States 100,000 $ 98,093
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 5,220,000 5,442,424
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 2,192,000 2,000,751
Senior Note , 144A, 4% , 7/15/28 ...................... United States 855,000 834,175
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 2,000,000 1,986,294
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 1,965,000 2,087,659
b
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 2,330,000 2,119,375
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 2,460,000 2,510,809
55,354,863
Metals & Mining 3.3%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 3,165,000 3,602,730
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 1,796,000 1,806,514
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 1,763,000 1,809,360
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 1,010,000 1,048,880
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,730,000 1,659,474
b
Constellium SE ,
Senior Note , Reg S, 3.125% , 7/15/29 .................. United States 400,000 EUR 455,057
Senior Note , 144A, 5.625% , 6/15/28 ................... United States 1,150,000 1,152,677
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 2,305,000 2,377,681
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 1,920,000 2,005,864
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 2,033,000 2,060,998
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 1,095,000 1,138,964
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 1,905,000 1,834,415
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 365,000 333,344
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 1,815,000 1,882,253
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 2,585,000 2,610,990
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 2,190,000 2,117,699
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 1,081,000 1,148,049
29,044,949
Mortgage Real Estate Investment Trusts (REITs) 0.2%
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,495,000 1,453,653
Multi-Utilities 0.1%
CenterPoint Energy, Inc. , Junior Sub. Bond , 6.7% to 5/14/30, FRN
thereafter , 5/15/55 ................................. United States 200,000 205,460
Dominion Energy, Inc. , B , Junior Sub. Bond , 7% to 5/31/34, FRN
thereafter , 6/01/54 ................................. United States 210,000 229,564
Sempra, Inc. ,
Junior Sub. Bond , 6.875% to 9/30/29, FRN thereafter , 10/01/54 United States 100,000 102,603
Junior Sub. Bond , 6.625% to 3/31/30, FRN thereafter , 4/01/55 United States 200,000 202,363
739,990

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 6.1%
e
BP Capital Markets plc ,
Senior Bond , 4.875% to 3/21/30, FRN thereafter , Perpetual .. United States 490,000 $ 488,930
Senior Bond , 6.45% to 11/30/33, FRN thereafter , Perpetual .. United States 250,000 265,904
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 3,445,000 3,400,008
Enbridge, Inc. ,
Sub. Bond , 7.375% to 1/14/28, FRN thereafter , 1/15/83 ..... Canada 320,000 329,694
Sub. Bond , 8.5% to 1/14/34, FRN thereafter , 1/15/84 ....... Canada 200,000 230,226
16-A , Sub. Bond , 6% to 1/14/27, FRN thereafter , 1/15/77 .... Canada 200,000 200,838
e
Energy Transfer LP ,
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 4,075,000 4,086,985
H , Junior Sub. Bond , 6.5% to 11/14/26, FRN thereafter ,
Perpetual ....................................... United States 200,000 201,364
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 3,690,000 3,750,715
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 840,000 869,794
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 2,040,000 2,092,956
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 4,405,000 4,443,152
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 2,780,000 2,825,361
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ......
United States 6,844,000 7,004,259
South Bow Canadian Infrastructure Holdings Ltd. , Senior Bond ,
7.625% to 2/28/30, FRN thereafter , 3/01/55 .............. Canada 200,000 208,242
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 3,400,000 3,494,563
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 3,064,000 3,013,841
Transcanada Trust , Senior Bond , 5.5% to 9/14/29, FRN
thereafter , 9/15/79 ................................. Canada 320,000 317,754
b
Venture Global LNG, Inc. ,
e
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 2,460,000 2,095,857
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 2,090,000 2,205,557
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 2,790,000 2,798,761
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 1,940,000 2,021,009
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 535,000 596,409
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 1,510,000 1,583,692
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 535,000 583,319
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 905,000 936,637
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 576,000 590,679
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 2,085,000 2,022,175
52,658,681
Paper & Forest Products 0.2%
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 890,000 805,804
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 50,000 47,766
Mercer International, Inc. , Senior Note , 5.125% , 2/01/29 ......
Germany 1,890,000 1,123,143
1,976,713
Passenger Airlines 0.4%
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,480,000 2,635,652
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 890,000 886,103
3,521,755

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.9%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note , 144A, 6.625% , 7/15/30 ................... United States 1,330,000 $ 1,368,274
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 1,230,000 1,214,294
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 5,435,000 5,607,186
8,189,754
Pharmaceuticals 1.1%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 1,245,000 1,288,189
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 1,105,000 1,150,886
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 3,190,000 EUR 3,829,388
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 2,035,000 2,064,457
Senior Note , 8.125% , 9/15/31 ........................ Israel 915,000 1,053,855
9,386,775
Professional Services 0.4%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 2,940,000 3,068,637
Real Estate Management & Development 0.2%
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 1,539,200 1,547,055
Semiconductors & Semiconductor Equipment 0.4%
b
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 . United States 1,520,000 1,483,268
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 790,000 819,690
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 1,345,000 1,382,083
3,685,041
Software 1.2%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 2,135,000 2,204,522
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 1,627,000 1,641,524
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 2,660,000 2,324,139
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,585,000 1,544,878
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 2,765,000 2,856,768
10,571,831
Specialized REITs 1.1%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 4,495,000 4,599,770
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,685,000 4,782,837
9,382,607
Specialty Retail 1.2%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 4,090,000 4,100,348
b ,d
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 1,829,700 2,059,309
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 2,430,000 2,454,684
b
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 1,780,000 1,816,779
10,431,120

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.4%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 835,000 $ 728,149
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 2,310,000 2,384,368
3,112,517
Textiles, Apparel & Luxury Goods 1.2%
b
Beach Acquisition Bidco LLC ,
d
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 2,485,000 2,591,461
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 1,600,000 EUR 1,905,882
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 1,460,000 1,412,150
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 3,265,000 3,451,020
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 1,380,000 1,377,687
10,738,200
Trading Companies & Distributors 2.5%
e
Air Lease Corp. , D , Junior Sub. Bond , 6% to 12/14/29, FRN
thereafter , Perpetual ............................... United States 210,000 204,070
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 2,310,000 2,285,841
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 1,674,000 1,710,671
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 1,805,000 1,858,628
b
Herc Holdings, Inc. ,
Senior Note , 144A, 5.5% , 7/15/27 ..................... United States 2,976,000 2,977,752
Senior Note , 144A, 6.625% , 6/15/29 ................... United States 1,235,000 1,281,715
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 3,132,000 3,096,300
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 3,785,000 3,962,198
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 525,000 543,074
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 2,515,000 2,641,102
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 990,000 1,038,665
21,600,016
Wireless Telecommunication Services 1.3%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,855,000 5,162,083
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 1,775,000 1,831,949
Rogers Communications, Inc. ,
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 170,000 180,036
b
Sub. Bond , 144A, 5.25% to 3/14/27, FRN thereafter , 3/15/82 . Canada 705,000 701,868
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 240,000 249,715
Vodafone Group plc , Junior Sub. Bond , 7% to 1/03/29, FRN
thereafter , 4/04/79 ................................. United Kingdom 440,000 461,579
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 2,932,000 3,115,031
11,702,261
Total Corporate Bonds (Cost $ 754,388,614 ) ...................................
768,049,492
h
Senior Floating Rate Interests 5.2%
Automobile Components 0.3%
i
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.78% , ( 1-month SOFR + 3.75% ), 10/04/28 ......... United States 2,287,845 2,263,205

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Chemicals 0.6%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.453% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 1,725,882 $ 1,691,373
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.036% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 1,749,307 1,748,337
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.162% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 869,595 869,052
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.327% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 892,566 459,002
4,767,764
a a a a a a
Commercial Services & Supplies 0.3%
i
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.715% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 2,616,064 2,634,703
Communications Equipment 0.3%
i
CommScope, Inc., First Lien, Initial CME Term Loan , 8.666% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 2,445,000 2,463,338
Containers & Packaging 0.1%
i
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 1,391,982 663,976
Distributors 0.2%
g,i
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 1,707,348 1,696,037
Food Products 0.3%
i
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.372% ,
( 6-month SOFR + 2.5% ), 8/02/32 ...................... United States 2,515,810 2,519,860
Health Care Equipment & Supplies 0.2%
i
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.166% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 1,880,537 1,895,111
i
Hotels, Restaurants & Leisure 0.4%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.166% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 2,483,788 2,483,738
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 259,977 257,615
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 1,086,243 1,067,576
3,808,929
a a a a a a
IT Services 0.3%
i
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
7.006% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 2,331,477 2,332,946
i
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 8.03% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 2,313,059 2,320,900
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.352% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 2,369,780 2,376,510
4,697,410
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.1%
i
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 7.209% , ( 1-month SOFR + 3.25% ), 6/13/30 . United States 713,213 717,560

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Pharmaceuticals 0.5%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 10.166% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 1,336,650 $ 1,323,618
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.916% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 3,229,475 3,196,776
4,520,394
a a a a a a
i
Software 0.5%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 7.252% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 700,262 699,534
Rocket Software, Inc., First Lien, CME Term Loan , 7.666% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 1,691,320 1,688,605
UKG, Inc., First Lien, Initial CME Term Loan , 6.338% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 1,584,764 1,585,897
3,974,036
a a a a a a
i
Specialty Retail 0.3%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan , 7.81% , ( 1-month SOFR + 3.75% ), 6/06/31 .. United States 999,740 945,274
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.215% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 1,999,565 2,007,774
2,953,048
a a a a a a
i
Textiles, Apparel & Luxury Goods 0.2%
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
7.308% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 106,655 107,522
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.354% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 1,723,133 1,557,686
1,665,208
a a a a a a
Wireless Telecommunication Services 0.1%
i
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.416% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 1,290,101 1,284,663
Total Senior Floating Rate Interests (Cost $ 45,909,598 ) ........................
44,858,188
Foreign Government and Agency Securities 0.1%
b ,e
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,065,000 1,235,029
Total Foreign Government and Agency Securities (Cost $ 1,065,000 ) .............
1,235,029
U.S. Government and Agency Securities 0.1%
U.S. Treasury Bonds , 1.25%, 5/15/50 ....................
United States 1,768,000 877,646
U.S. Treasury Notes , 4.25%, 11/15/34 ....................
United States 275,000 281,236
Total U.S. Government and Agency Securities (Cost $ 1,163,752 ) ................
1,158,882
Total Long Term Investments (Cost $ 824,316,390 ) .............................
844,500,360
a

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.9%
j,k
Putnam Short Term Investment Fund , Class P , 4.194% ....... United States 16,824,341 $ 16,824,341
Total Management Investment Companies (Cost $ 16,824,341 ) ..................
16,824,341
Total Short Term Investments (Cost $ 16,824,341 ) ..............................
16,824,341
a
Total Investments (Cost $ 841,140,731 ) 99.2% .................................
$861,324,701
Other Assets, less Liabilities 0.8% ...........................................
6,564,185
Net Assets 100.0% .........................................................
$867,888,886
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $667,093,724, representing 76.9% of net assets.
c
The rate shown represents the yield at period end.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
h
See Note 1 ( e ) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 3 ( g ) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Putnam High Yield Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At November 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Sell 1,674,800 2,276,210 12/17/25 $ 59,276 $ —
Euro ............. HSBK Sell 19,189,800 22,682,114 12/17/25 396,343 —
Total Forward Exchange Contracts ................................................... $455,619 $—
Net unrealized appreciation (depreciation) ............................................ $455,619
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 46 .

Putnam High Yield Fund
Financial Statements
Statement of Assets and Liabilities
November 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam High
Yield Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $824,316,390
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 16,824,341
Value - Unaffiliated issuers .................................................................. $844,500,360
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 16,824,341
Cash .................................................................................... 714,311
Receivables:
Investment securities sold ................................................................... 852,866
Capital shares sold ........................................................................ 167,520
Dividends and interest ..................................................................... 13,116,625
Unrealized appreciation on OTC forward exchange contracts .......................................... 455,619
Prepaid expenses .......................................................................... 425,970
Total assets .......................................................................... 877,057,612
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,446,213
Capital shares redeemed ................................................................... 689,181
Management fees ......................................................................... 384,626
Administrative fees ........................................................................ 7,983
Distribution fees .......................................................................... 142,668
Transfer agent fees ........................................................................ 333,639
Trustees' fees and expenses ................................................................. 524,286
Deposits from brokers for:
OTC derivative contracts .................................................................. 470,000
Accrued expenses and other liabilities ........................................................... 170,130
Total liabilities ......................................................................... 9,168,726
Net assets, at value ................................................................. $867,888,886
Net assets consist of:
Paid-in capital ............................................................................. $1,041,575,528
Total distributable earnings (losses) ............................................................. (173,686,642)
Net assets, at value ................................................................. $867,888,886

Putnam High Yield Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
November 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam High
Yield Fund
Class A:
Net assets, at value ....................................................................... $572,858,600
Shares outstanding ........................................................................ 106,205,780
Net asset value per share
a ,b
.................................................................. $5.39
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $5.61
Class C:
Net assets, at value ....................................................................... $5,506,454
Shares outstanding ........................................................................ 1,072,078
Net asset value and maximum offering price per share
a ,b
............................................ $5.14
Class M:
Net assets, at value ....................................................................... $37,596,257
Shares outstanding ........................................................................ 7,027,461
Net asset value and maximum offering price per share
b
............................................. $5.35
Maximum offering price per share (net asset value per share ÷ 96 .75% )
b
................................ $5.53
Class R:
Net assets, at value ....................................................................... $11,856,009
Shares outstanding ........................................................................ 2,216,635
Net asset value and maximum offering price per share
b
............................................. $5.35
Class R6:
Net assets, at value ....................................................................... $9,483,942
Shares outstanding ........................................................................ 1,634,732
Net asset value and maximum offering price per share
b
............................................. $5.80
Class Y:
Net assets, at value ....................................................................... $230,587,624
Shares outstanding ........................................................................ 39,507,915
Net asset value and maximum offering price per share
b
............................................. $5.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam High Yield Fund
Financial Statements
Statement of Operations
for the year ended November 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam High
Yield Fund
Investment income:
Dividends: (net of foreign taxes of $366)
Unaffiliated issuers ........................................................................ $614,100
Non-controlled affiliates (Note 3 g ) ............................................................. 1,224,704
Interest:
Unaffiliated issuers ........................................................................ 58,800,403
Total investment income ................................................................... 60,639,207
Expenses:
Management fees (Note 3 a ) ................................................................... 4,822,051
Administrative fees (Note 3 b ) .................................................................. 21,776
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,452,924
    Class C ................................................................................ 55,060
    Class M ................................................................................ 189,929
Class R ................................................................................ 57,841
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 940,158
    Class C ................................................................................ 8,909
    Class M ................................................................................ 61,441
    Class R ................................................................................ 18,677
    Class R6 ............................................................................... 6,471
    Class Y ................................................................................ 388,705
Custodian fees (Note 4 ) ...................................................................... 20,490
Reports to shareholders fees .................................................................. 80,037
Registration and filing fees .................................................................... 102,213
Professional fees ........................................................................... 175,348
Trustees' fees and expenses (Note 3f) ........................................................... 31,861
Other .................................................................................... 16,711
Total expenses ......................................................................... 8,450,602
Expense reductions (Note 4 ) ............................................................... (120,935)
Net expenses ......................................................................... 8,329,667
Net investment income ................................................................ 52,309,540
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,911,028)
Foreign currency transactions ................................................................ 2,468
Forward exchange contracts ................................................................. (303,843)
Swap contracts ........................................................................... 247,203
Net realized gain (loss) .................................................................. (1,965,200)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,850,897
Translation of other assets and liabilities denominated in foreign currencies .............................. 7,046
Forward exchange contracts ................................................................. (785,665)
Swap contracts ........................................................................... (373,989)
Net change in unrealized appreciation (depreciation) ............................................ 10,698,289
Net realized and unrealized gain (loss) ............................................................ 8,733,089
Net increase (decrease) in net assets resulting from operations .......................................... $61,042,629

Putnam High Yield Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam High Yield Fund
Year Ended
November 30, 2025
Year Ended
November 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $52,309,540 $53,450,383
Net realized gain (loss) ................................................. (1,965,200) (14,859,149)
Net change in unrealized appreciation (depreciation) ........................... 10,698,289 67,475,697
Net increase (decrease) in net assets resulting from operations ................ 61,042,629 106,066,931
Distributions to shareholders:
Class A ............................................................. (46,970,749) (36,148,895)
Class B ............................................................. — (22,927)
Class C ............................................................. (434,086) (338,875)
Class M ............................................................ (3,012,657) (2,297,587)
Class R ............................................................. (917,310) (713,274)
Class R6 ............................................................ (1,122,025) (1,055,900)
Class Y ............................................................. (18,816,038) (13,682,969)
Total distributions to shareholders .......................................... (71,272,865) (54,260,427)
Capital share transactions: (Note 2 )
Class A ............................................................. (20,841,571) (31,454,912)
Class B ............................................................. — (780,548)
Class C ............................................................. (576,481) (45,362)
Class M ............................................................ (1,334,555) (1,689,436)
Class R ............................................................. (152,573) (1,035,045)
Class R6 ............................................................ (8,557,726) (2,827,260)
Class Y ............................................................. (28,504,708) 32,735,268
Total capital share transactions ............................................ (59,967,614) (5,097,295)
Net increase (decrease) in net assets ................................... (70,197,850) 46,709,209
Net assets:
Beginning of year ....................................................... 938,086,736 891,377,527
End of year ........................................................... $867,888,886 $938,086,736

Putnam High Yield Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Putnam High Yield Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class M, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam High Yield Fund
Notes to Financial Statements

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Annual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam High Yield Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At November 30, 2025, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam High Yield Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of November 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Senior Floating Rate Interests
(continued)

Putnam High Yield Fund
Notes to Financial Statements

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Annual Report
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At November 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
November 30, 2025
Year Ended
November 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 13,820,461 $73,819,849 10,690,392 $56,771,475
Shares issued in reinvestment of distributions .......... 8,081,375 42,943,538 6,211,536 33,038,111
Shares redeemed ............................... (25,770,675) (137,604,958) (22,799,160) (121,264,498)
Net increase (decrease) .......................... (3,868,839) $(20,841,571) (5,897,232) $(31,454,912)
Class B Shares:
*
Shares sold ................................... — $— 237 $1,206
Shares issued in reinvestment of distributions .......... — — 4,244 21,633
Shares redeemed ............................... — — (156,122) (803,387)
Net increase (decrease) .......................... — $— (151,641) $(780,548)
Class C Shares:
Shares sold ................................... 227,657 $1,162,436 320,014 $1,630,078
Shares issued in reinvestment of distributions .......... 85,451 432,967 66,294 337,567
Shares redeemed
a
.............................. (427,657) (2,171,884) (395,304) (2,013,007)
Net increase (decrease) .......................... (114,549) $(576,481) (8,996) $(45,362)
Class M Shares:
Shares sold ................................... 41,800 $220,165 105,000 $552,300
Shares redeemed ............................... (293,513) (1,554,720) (423,825) (2,241,736)
Net increase (decrease) .......................... (251,713) $(1,334,555) (318,825) $(1,689,436)
Class R Shares:
Shares sold ................................... 544,652 $2,885,450 460,980 $2,436,808
Shares issued in reinvestment of distributions .......... 174,082 917,310 135,127 713,213
Shares redeemed ............................... (749,036) (3,955,333) (793,497) (4,185,066)
Net increase (decrease) .......................... (30,302) $(152,573) (197,390) $(1,035,045)
Class R6 Shares:
Shares sold ................................... 6,799,108 $38,502,073 924,314 $5,266,114
Shares issued in reinvestment of distributions .......... 197,246 1,120,363 185,926 1,055,615
Shares redeemed ............................... (8,488,009) (48,180,162) (1,622,145) (9,148,989)
Net increase (decrease) .......................... (1,491,655) $(8,557,726) (511,905) $(2,827,260)
1. Organization and Significant Accounting Policies
(continued)

Putnam High Yield Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended November 30, 2025, the gross effective investment management fee rate was 0.542% of the Fund’s average daily net assets.
Year Ended
November 30, 2025
Year Ended
November 30, 2024
Shares Amount Shares Amount
Class Y Shares:
Shares sold ................................... 15,064,342 $86,361,328 15,508,159 $88,693,531
Shares issued in reinvestment of distributions .......... 3,275,268 18,768,384 2,390,621 13,657,422
Shares redeemed ............................... (23,521,580) (133,634,420) (12,207,634) (69,615,685)
Net increase (decrease) .......................... (5,181,970) $(28,504,708) 5,691,146 $32,735,268
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.720% of the first $5 billion,
0.670% of the next $5 billion,
0.620% of the next $10 billion
0.570% of the next $10 billion,
0.520% of the next $50 billion,
0.500% of the next $50 billion,
0.490% of the next $100 billion and
0.485% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Annual Report
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.50%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $23,759
CDSC retained .............................................................................. $2,457
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam High Yield Fund
Notes to Financial Statements

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Annual Report
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended November 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through March 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $38,938,525 $351,646,064 $(373,760,248) $— $— $16,824,341 16,824,341 $1,224,704
Total Affiliated Securities ... $38,938,525 $351,646,064 $(373,760,248) $— $— $16,824,341 $1,224,704
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Putnam High Yield Fund
Notes to Financial Statements

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Annual Report
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent fees and custodian fees, respectively. During the year ended November 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At November 30, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended November 30, 2025 and 2024, was as follows:
At November 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended November 30, 2025, aggregated
$390,447,502 and $442,943,914, respectively.
7. Credit Risk
At November 30, 2025, the Fund had 85.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 6,322,723
Long term ................................................................................ 187,591,701
Total capital loss carryforwards ............................................................... $193,914,424
2025 2024
Distributions paid from:
Ordinary income .......................................................... $71,272,865 $54,260,427
Cost of investments .......................................................................... $841,551,932
Unrealized appreciation ........................................................................ $31,859,237
Unrealized depreciation ........................................................................ (11,630,849)
Net unrealized appreciation (depreciation) .......................................................... $20,228,388

Putnam High Yield Fund
Notes to Financial Statements

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Annual Report
8. Other Derivative Information
At November 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended November 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended November 30, 2025, the average month end notional amount of swap contracts represented $6,387,769.
The average month end contract value of forward exchange contracts was $23,813,982.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam High Yield Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 455,619 Unrealized depreciation on OTC
forward exchange contracts
$ —
Total .................... $455,619 $—
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam High Yield Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(303,843) Forward exchange contracts $(785,665)
Credit contracts ...............
Swap contracts 247,203 Swap contracts (373,989)
Total ....................... $(56,640) $(1,159,654)

Putnam High Yield Fund
Notes to Financial Statements

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Annual Report
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam High Yield Fund
Assets:
Investments in Securities:
a
Common Stocks :
Commercial Services & Supplies ........... $ 1,219,733 $ — $ — $ 1,219,733
Diversified Telecommunication Services ..... — 358,805 — 358,805
Hotels, Restaurants & Leisure ............. 2,330,622 — — 2,330,622
Convertible Preferred Stocks ................ 7,386,439 — — 7,386,439
Preferred Stocks ......................... 818,520 — — 818,520
Convertible Bonds ....................... — 17,084,650 — 17,084,650
Corporate Bonds ........................ — 768,049,492 — 768,049,492
Senior Floating Rate Interests ............... — 44,858,188 — 44,858,188
Foreign Government and Agency Securities .... — 1,235,029 — 1,235,029
U.S. Government and Agency Securities ....... — 1,158,882 — 1,158,882
Short Term Investments ................... 16,824,341 — — 16,824,341
Total Investments in Securities ........... $28,579,655 $832,745,046 $— $861,324,701
Other Financial Instruments:
Forward Exchange Contracts ............... $— $455,619 $— $455,619
Total Other Financial Instruments ......... $— $455,619 $— $455,619
a
For detailed categories, see the accompanying Schedule of Investments.
9. Credit Facility
(continued)

Putnam High Yield Fund
Notes to Financial Statements

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Annual Report
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
HSBK
HSBC Bank plc
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
EURIBOR
Euro Inter-Bank Offer Rate
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Putnam High Yield Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
High Yield Fund (the “Fund”) as of November 30, 2025, the related statement of operations for the year ended November 30,
2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 16, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam High Yield Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended November 30, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $611,807
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $613,422
Qualified Net Interest Income (QII) §871(k)(1)(C) $39,665,243
Section 163(j) Interest Earned §163(j) $51,111,105

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Putnam High Yield Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam High Yield Fund

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Annual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024.
The Advisor and PSERV have agreed to maintain these expense limitations until at least March 30, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 493, 448 and 420 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
2nd 3rd 3rd

38919-AFSOI 01/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam High Yield Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	January 27, 2026